ACCOUNTS RECEIVABLE , NET	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS REVEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2016	2017

Accounts receivable	1,056	937
Less: allowance for doubtful accounts	(34)	(36)

Accounts receivable, net	1,022	901

Movement of allowance for doubtful accounts was as follows:

	As of December 31,
	2016	2017
Balance at beginning of the year	36	34
Increase of the allowance for doubtful accounts	—	—
Foreign currency adjustment	(2)	2

Balance at end of the year	34	36